Portfolio of investments—May 31, 2024 (unaudited)
Portfolio of investments

	Interest rate	Maturity date	Principal	Value
Agency securities: 2.20%
GNMA±±	4.57%	8-20-2070	$1,513,656	$1,473,488
GNMA Series 2023-H13 Class BA±±	4.66	5-20-2073	1,355,797	1,330,743
Total agency securities (Cost $2,914,336)				2,804,231
Asset-backed securities: 26.99%
BMW Vehicle Lease Trust Series 2023-1 Class A3	5.16	11-25-2025	877,992	876,146
Capital One Prime Auto Receivables Trust Series 2023-1 Class A2	5.20	5-15-2026	2,125,132	2,121,699
CarMax Auto Owner Trust Series 2021-4 Class A3	0.56	9-15-2026	1,707,875	1,659,978
Chase Auto Owner Trust Series 2023-AA Class A2144A	5.90	3-25-2027	597,435	598,090
Daimler Trucks Retail Trust Series 2024-1 Class A3	5.49	12-15-2027	1,625,000	1,626,184
Enterprise Fleet Financing LLC Series 2024-1 Class A2144A	5.23	3-20-2030	2,000,000	1,988,357
Evergreen Credit Card Trust Series 2022-CRT2 Class B144A	6.56	11-15-2026	1,000,000	1,003,835
Ford Credit Auto Lease Trust Series 2024-A Class A3	5.06	5-15-2027	1,450,000	1,443,425
GM Financial Automobile Leasing Trust Series 2022-3 Class A4	4.11	8-20-2026	2,000,000	1,985,387
GM Financial Automobile Leasing Trust Series 2023-1 Class A2A	5.27	6-20-2025	202,837	202,753
Honda Auto Receivables Owner Trust Series 2021-3 Class A3	0.41	11-18-2025	746,915	734,596
Honda Auto Receivables Owner Trust Series 2021-4 Class A4	1.14	6-21-2028	1,530,000	1,466,152
Honda Auto Receivables Owner Trust Series 2023-1 Class A2	5.22	10-21-2025	628,506	627,734
Hyundai Auto Receivables Trust Series 2023-A Class A2A	5.19	12-15-2025	368,087	367,670
John Deere Owner Trust Series 2022-C Class A2	4.98	8-15-2025	181,519	181,395
Mercedes-Benz Auto Lease Trust Series 2023-A Class A2	5.24	11-17-2025	1,138,815	1,137,731
Mercedes-Benz Auto Receivables Trust Series 2022-1 Class A2	5.26	10-15-2025	140,788	140,743
Nissan Auto Lease Trust Series 2022-A Class A3	3.81	5-15-2025	159,181	159,032
Nissan Auto Receivables Owner Trust Series 2023-A Class A2A	5.34	2-17-2026	1,236,169	1,235,126
Porsche Financial Auto Securitization Trust Series 2023-1A Class A2144A	5.42	12-22-2026	1,151,639	1,150,854
Porsche Financial Auto Securitization Trust Series 2023-2A Class A2A144A	5.88	11-23-2026	1,320,221	1,321,613
SBNA Auto Lease Trust Series 2023-A Class A2144A	6.27	4-20-2026	873,000	875,696
SBNA Auto Lease Trust Series 2023-A Class A3144A	6.51	4-20-2027	2,000,000	2,021,672
Tesla Auto Lease Trust Series 2023-A Class A3144A	5.89	6-22-2026	2,225,000	2,227,749
Tesla Auto Lease Trust Series 2024-A Class A3144A	5.30	6-21-2027	675,000	672,950
Toyota Auto Receivables Owner Trust Series 2023-A Class A2	5.05	1-15-2026	1,058,966	1,057,577
Toyota Lease Owner Trust Series 2023-A Class A2144A	5.30	8-20-2025	483,152	482,681
Verizon Master Trust Series 2023-2 Class A	4.89	4-13-2028	1,000,000	994,322
Verizon Master Trust Series 2024-1 Class A1A	5.00	12-20-2028	1,000,000	994,356
World Omni Auto Receivables Trust Series 2022-D Class A3	5.61	2-15-2028	2,500,000	2,500,840
World Omni Automobile Lease Securitization Trust Series 2023-A Class A2A	5.47	11-17-2025	544,961	544,618
Total asset-backed securities (Cost $34,478,385)				34,400,961
Corporate bonds and notes: 40.10%
Basic materials: 0.43%
Mining: 0.43%
Newmont Corp./Newcrest Finance Pty. Ltd.144A	5.30	3-15-2026	550,000	548,115
See accompanying notes to portfolio of investments
Allspring Conservative Income Fund | 1

Portfolio of investments—May 31, 2024 (unaudited)

	Interest rate	Maturity date	Principal	Value
Consumer, cyclical: 8.00%
Auto manufacturers: 8.00%
American Honda Finance Corp. Series A	4.60%	4-17-2025	$2,000,000	$1,985,054
BMW U.S. Capital LLC144A	5.30	8-11-2025	2,200,000	2,197,709
Daimler Truck Finance North America LLC144A	5.20	1-17-2025	1,000,000	996,585
Hyundai Capital America144A	5.80	6-26-2025	500,000	500,211
Hyundai Capital America144A	6.25	11-3-2025	650,000	654,191
Mercedes-Benz Finance North America LLC144A	3.30	5-19-2025	2,000,000	1,959,474
Toyota Motor Credit Corp. (U.S. SOFR+0.45%)±	5.81	5-15-2026	1,900,000	1,901,225
				10,194,449
Consumer, non-cyclical: 4.20%
Agriculture: 1.95%
Philip Morris International, Inc.	5.13	11-15-2024	2,500,000	2,495,595
Food: 0.98%
Campbell Soup Co.	5.30	3-20-2026	1,250,000	1,247,179
Pharmaceuticals: 1.27%
Bristol-Myers Squibb Co.	4.95	2-20-2026	1,625,000	1,618,396
Financial: 24.40%
Banks: 16.72%
Bank of America NA	5.65	8-18-2025	3,000,000	3,011,793
Bank of New York Mellon Corp.	3.25	9-11-2024	1,500,000	1,490,353
Bank of New York Mellon (U.S. SOFR+0.80%)±	5.22	11-21-2025	2,000,000	1,996,816
Citibank NA	5.86	9-29-2025	600,000	604,014
CitiBank NA	5.44	4-30-2026	1,900,000	1,903,902
Goldman Sachs Group, Inc.	3.75	5-22-2025	1,000,000	982,662
JPMorgan Chase & Co. (U.S. SOFR+1.07%)±	5.55	12-15-2025	2,400,000	2,397,135
Morgan Stanley Bank NA	5.48	7-16-2025	2,500,000	2,502,279
PNC Financial Services Group, Inc. (U.S. SOFR+1.09%)±	5.67	10-28-2025	1,832,000	1,831,650
U.S. Bancorp	1.45	5-12-2025	1,900,000	1,829,864
Wells Fargo Bank NA	5.55	8-1-2025	2,750,000	2,755,400
				21,305,868
Insurance: 5.74%
Allied World Assurance Co. Holdings Ltd.	4.35	10-29-2025	1,000,000	977,517
Athene Global Funding144A	5.62	5-8-2026	1,900,000	1,897,127
GA Global Funding Trust (U.S. SOFR+1.36%)144A±	6.72	4-11-2025	2,000,000	2,009,702
New York Life Global Funding144A	3.60	8-5-2025	1,800,000	1,764,999
Principal Life Global Funding II (U.S. SOFR+0.38%)144A±	5.75	8-23-2024	670,000	670,115
				7,319,460
REITS: 1.94%
Simon Property Group LP	2.00	9-13-2024	2,500,000	2,474,743
Industrial: 0.92%
Trucking & leasing: 0.92%
Penske Truck Leasing Co. LP/PTL Finance Corp.144A	1.20	11-15-2025	1,250,000	1,172,515
See accompanying notes to portfolio of investments
2 | Allspring Conservative Income Fund

Portfolio of investments—May 31, 2024 (unaudited)

	Interest rate	Maturity date	Principal	Value
Technology: 1.18%
Computers: 1.18%
Hewlett Packard Enterprise Co.	5.90%	10-1-2024	$1,500,000	$1,500,221
Utilities: 0.97%
Electric: 0.97%
NextEra Energy Capital Holdings, Inc.	4.95	1-29-2026	1,000,000	993,542
NextEra Energy Capital Holdings, Inc.	6.05	3-1-2025	250,000	250,519
				1,244,061
Total corporate bonds and notes (Cost $51,106,765)				51,120,602
Yankee corporate bonds and notes: 25.60%
Financial: 25.29%
Banks: 23.78%
Australia & New Zealand Banking Group Ltd.	5.00	3-18-2026	2,000,000	1,992,000
Bank of Montreal	1.85	5-1-2025	2,000,000	1,934,373
Bank of Nova Scotia	0.65	7-31-2024	2,736,000	2,713,988
Banque Federative du Credit Mutuel SA144A	2.38	11-21-2024	2,000,000	1,969,847
Canadian Imperial Bank of Commerce	1.00	10-18-2024	2,000,000	1,965,447
Cooperatieve Rabobank UA	4.85	1-9-2026	1,550,000	1,541,313
Mitsubishi UFJ Financial Group, Inc. (1 Year Treasury Constant Maturity+1.55%)±	5.06	9-12-2025	1,750,000	1,745,602
NatWest Markets PLC (U.S. SOFR+0.53%)144A±	5.89	8-12-2024	1,250,000	1,250,437
Royal Bank of Canada	5.66	10-25-2024	2,000,000	1,999,473
Skandinaviska Enskilda Banken AB144A	0.65	9-9-2024	2,000,000	1,971,594
Sumitomo Mitsui Financial Group, Inc.	1.47	7-8-2025	1,900,000	1,818,112
Sumitomo Mitsui Trust Bank Ltd. (U.S. SOFR+0.44%)144A±	5.79	9-16-2024	1,200,000	1,201,176
Toronto-Dominion Bank	4.29	9-13-2024	2,500,000	2,490,199
UBS AG	5.80	9-11-2025	1,500,000	1,505,834
UBS AG (U.S. SOFR+0.45%)144A±	5.81	8-9-2024	1,500,000	1,500,615
Westpac Banking Corp.	5.51	11-17-2025	700,000	702,648
Westpac Banking Corp. (U.S. SOFR+0.30%)±	5.66	11-18-2024	2,000,000	2,000,936
				30,303,594
Savings & loans: 1.51%
Nationwide Building Society144A	1.00	8-28-2025	1,000,000	944,290
Nationwide Building Society144A	3.90	7-21-2025	1,000,000	983,668
				1,927,958
Utilities: 0.31%
Electric: 0.31%
Algonquin Power & Utilities Corp.	5.37	6-15-2026	400,000	397,251
Total yankee corporate bonds and notes (Cost $32,608,676)				32,628,803

Short-term investments: 7.65%
Commercial paper: 6.19%
Armada Funding Co. LLC144A☼	2.69	6-6-2024	3,500,000	3,496,845
See accompanying notes to portfolio of investments
Allspring Conservative Income Fund | 3

Portfolio of investments—May 31, 2024 (unaudited)

	Interest rate	Maturity date	Principal	Value
Commercial paper(continued)
Edison International144A☼	0.00%	6-3-2024	$2,400,000	$2,398,886
Intel Corp.144A☼	3.78	6-10-2024	2,000,000	1,996,982
				7,892,713

		Yield	Shares
Investment companies: 1.46%
Allspring Government Money Market Fund Select Class♠∞		5.24	1,851,275	1,851,275
Total short-term investments (Cost $9,747,606)				9,743,988
Total investments in securities (Cost $130,855,768)	102.54%			130,698,585
Other assets and liabilities, net	(2.54)			(3,235,128)
Total net assets	100.00%			$127,463,457

±±
The coupon of the security is adjusted based on the principal and/or interest payments received from the underlying pool of mortgages as well as the credit quality and the actual prepayment speed of the underlying mortgages. The rate shown is the rate in effect at period end.

144A	The security may be resold in transactions exempt from registration, normally to qualified institutional buyers, pursuant to Rule 144A under the Securities Act of 1933.
±	Variable rate investment. The rate shown is the rate in effect at period end.
☼	Zero coupon security. The rate represents the current yield to maturity.
♠	The issuer of the security is an affiliated person of the Fund as defined in the Investment Company Act of 1940.
∞	The rate represents the 7-day annualized yield at period end.

Abbreviations:
GNMA	Government National Mortgage Association
REIT	Real estate investment trust
SOFR	Secured Overnight Financing Rate
Investments in affiliates
An affiliated investment is an investment in which the Fund owns at least 5% of the outstanding voting shares of the issuer or as a result of other relationships, such as the Fund and the issuer having the same investment manager. Transactions with issuers that were affiliates of the Fund at the end of the period were as follows:
	Value, beginning of period	Purchases	Sales proceeds	Net realized gains (losses)	Net change in unrealized gains (losses)	Value, end of period	Shares, end of period	Income from affiliated securities
Short-term investments
Allspring Government Money Market Fund Select Class	$666,357	$116,677,562	$(115,492,644)	$0	$0	$1,851,275	1,851,275	$67,489
See accompanying notes to portfolio of investments
4 | Allspring Conservative Income Fund

Notes to portfolio of investments—May 31, 2024 (unaudited)
Notes to portfolio of investments
Securities valuation
All investments are valued each business day as of the close of regular trading on the New York Stock Exchange (generally 4 p.m. Eastern Time), although the Fund may deviate from this calculation time under unusual or unexpected circumstances.
Debt securities are valued at the evaluated bid price provided by an independent pricing service (e.g., taking into account various factors, including yields, maturities, or credit ratings) or, if a reliable price is not available, the quoted bid price from an independent broker-dealer.
Investments in registered open-end investment companies (other than those listed on a foreign or domestic exchange or market) are valued at net asset value.
Investments which are not valued using the methods discussed above are valued at their fair value, as determined in good faith by Allspring Funds Management, LLC (“Allspring Funds Management”), which was named the valuation designee by the Board of Trustees. As the valuation designee, Allspring Funds Management is responsible for day-to-day valuation activities for the Allspring Funds. In connection with these responsibilities, Allspring Funds Management has established a Valuation Committee and has delegated to it the authority to take any actions regarding the valuation of portfolio securities that the Valuation Committee deems necessary or appropriate, including determining the fair value of portfolio securities. On a quarterly basis, the Board of Trustees receives reports of valuation actions taken by the Valuation Committee. On at least an annual basis, the Board of Trustees receives an assessment of the adequacy and effectiveness of Allspring Funds Management’s process for determining the fair value of the portfolio of investments.
Fair valuation measurements
Fair value measurements of investments are determined within a framework that has established a fair value hierarchy based upon the various data inputs utilized in determining the value of the Fund’s investments.  The three-level hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1) and the lowest priority to unobservable inputs (Level 3). The Fund’s investments are classified within the fair value hierarchy based on the lowest level of input that is significant to the fair value measurement.  The inputs are summarized into three broad levels as follows:
•Level 1 – quoted prices in active markets for identical securities
•Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
•Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)
The inputs or methodologies used for valuing investments in securities are not necessarily an indication of the risk associated with investing in those securities.
The following is a summary of the inputs used in valuing the Fund’s assets and liabilities as of May 31, 2024:
	Quoted prices (Level 1)	Other significant observable inputs (Level 2)	Significant unobservable inputs (Level 3)	Total
Assets
Investments in:
Agency securities	$0	$2,804,231	$0	$2,804,231
Asset-backed securities	0	34,400,961	0	34,400,961
Corporate bonds and notes	0	51,120,602	0	51,120,602
Yankee corporate bonds and notes	0	32,628,803	0	32,628,803
Short-term investments
Commercial paper	0	7,892,713	0	7,892,713
Investment companies	1,851,275	0	0	1,851,275
Total assets	$1,851,275	$128,847,310	$0	$130,698,585
Additional sector, industry or geographic detail, if any, is included in the Portfolio of Investments.
At May 31, 2024, the Fund did not have any transfers into/out of Level 3.
Allspring Conservative Income Fund | 5